AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 20, 2002

                                                            FILE NO. 333-85415
                                                            FILE NO. 811-9555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO. 8 /X/
                         ------------------------------

                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940
                               AMENDMENT NO. 10 /X/

                         COMMONFUND INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:


     ARTHUR GARDINER, ESQUIRE                     THOMAS S. HARMAN, ESQUIRE
         8 Sargent Street                        Morgan, Lewis & Bockius LLP
         Hanover, NH 03755                      1111 Pennsylvania Avenue N.W.
                                                    Washington, D.C. 20004


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It is proposed that this filing become effective (check appropriate box):
   X On September 20, 2002 pursuant to paragraph (b)(1)(iii)
  --

     On ________ pursuant to paragraph (a)(1) On pursuant to paragraph (b) of -- Rule 485

     75 days after filing pursuant to paragraph (a)(2)
  --

The Company's Prospectus relating to the CIF Growth Opportunities Fund and CIF Value Opportunities Fund is hereby incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-02-000745) on March 20, 2002.

The Company's Statement of Additional Information relating to the CIF Growth Opportunities Fund and CIF Value Opportunities Fund is hereby incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-02-000745) on March 20, 2002.

The Company's Part C is hereby incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-02-000745) on March 20, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilton, State of Connecticut on this 20th day of August, 2002.

COMMONFUND INSTITUTIONAL FUNDS

                                            By: /s/ Robert L. Bovinette
                                                -----------------------
                                               Robert L. Bovinette
                                               President and Director

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.

By: /s/ Robert L. Bovinette                President and Director                       August 20, 2002
    ------------------------------------
    Robert L. Bovinette



By:        *                               Director                                     August 20, 2002
    -----------------
    John B. Carroll


By:        *                               Director                                     August 20, 2002
    ------------------
    Louis M. Moelchert, Jr.


By:        *                               Director                                     August 20, 2002
    -------------------
    David M. Lascell

By:        *                               Director                                     August 20, 2002
    -------------------
    Jerald L. Stevens

By: /s/ Marita K. Wein                     Vice President and Treasurer                 August 20, 2002
    -------------------
    Marita K. Wein

*By: /s/ Robert L. Bovinette
     ---------------------------------------
     Robert L. Bovinette, Attorney-in-Fact
     pursuant to Powers of Attorney